Other Gains, Net - Summary of Other Gains, Net (Detail) - CLP ($) $ in Thousands			12 Months Ended
	Feb. 07, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas, Lineas de Transmision Pangue Duqueco and GNL Quintero		$ 105,311,912
Total other gains, net			$ 3,434,503	$ 113,088,869	$ 121,490,974
Land [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of land				7,626,100
Other Disposal [Member]
Disclosure Of Other Gain And Loss [Line Items]
Other			409,954	150,857	165,956
Electrogas S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas, Lineas de Transmision Pangue Duqueco and GNL Quintero	$ 105,311,912			$ 105,311,912
Lineas de Transmision Pangue Duqueco [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas, Lineas de Transmision Pangue Duqueco and GNL Quintero			$ 3,024,549
GNL Quintero S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas, Lineas de Transmision Pangue Duqueco and GNL Quintero					$ 121,325,018